Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Share
Summary of reconciliation of numerator (net loss) and the denominator (weighted average number of shares) used in the basic and diluted net loss per share calculations

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30,				For the Nine Months Ended September 30
	2021		2020		2021		2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock:
Numerator:
Allocation of net income - basic	$(345,627)	$(86,407)	$(1,933,328)	$(483,332)	$(693,980)	$(173,495)	$(4,378,377)	$(1,433,857)
Allocation of net income - diluted	$(345,627)	$(86,407)	$(1,933,328)	$(483,332)	$(693,980)	$(173,495)	$(4,340,374)	$(1,471,860)

Denominator:
Basic weighted average common shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	16,956,204	5,552,920
Diluted weighted average common shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	16,956,204	5,750,000

Basic net income (loss) per share of common stock	$(0.02)	$(0.02)	$(0.08)	$(0.08)	$(0.03)	$(0.03)	$(0.26)	$(0.26)
Diluted net income (loss) per share of common stock	$(0.02)	$(0.02)	$(0.08)	$(0.08)	$(0.03)	$(0.03)	$(0.26)	$(0.26)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For the Year Ended December 31,
	2020		2019
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock:
Numerator:
Allocation of net income	$(6,399,368)	$(1,940,536)	$—	$(2,300)

Denominator:
Basic and diluted weighted average common shares outstanding	18,475,410	5,602,459	—	5,000,000

Basic and diluted net income (loss) per share of common stock	$(0.35)	$(0.35)	$—	$—

TOI Parent Inc.
Net Loss Per Share
Summary of reconciliation of numerator (net loss) and the denominator (weighted average number of shares) used in the basic and diluted net loss per share calculations

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net loss attributable to TOI Parent, Inc.	$(2,980,123)	$(675,948)	$(770,748)	$(9,503,489)
Basic and diluted weighted average shares outstanding	114,510	10,000	114,510	10,000
Basic and diluted net loss per share attributable to TOI Parent, Inc.	$(26.03)	$(67.59)	$(6.73)	$(950.35)
(1)	The computation of weighted average shares outstanding applies the Series A Preferred Shares on an as-converted basis following the execution of Amendment II in November 2020, which added a one-to-ten conversion feature. As such, the Series A Preferred Shares are applied to the computation of weighted average shares outstanding on an as-converted basis for the nine months ended September 30, 2021.

	Year Ended December 31
	2020	2019	2018
Net loss attributable to TOI Parent, Inc.	$(14,321,235)	(4,021,395)	(1,993,628)
Basic and diluted weighted average shares outstanding(1)	23,786	10,000	10,000
Basic and diluted net loss per share attributable to TOI Parent, Inc.	$(602.09)	(402.14)	(199.36)
(1)	The computation of weighted average shares outstanding applies the Series A Preferred Shares on an as- converted basis following the execution of Amendment II in November 2020, which added a one-to- ten conversion feature.

Summary of potentially dilutive outstanding securities which were excluded from computation of diluted net loss per share because their effect would have been anti-dilutive

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock Options (1)	23,138	10,832	23,138	10,832
(1)	The Stock Options are exercisable, each into one common share, for the period outstanding. Refer to Note 14 for further details.

	Year Ended December 31
	2020	2019	2018
Stock options	14,860	9,965	2,560
(1) The Stock Options are exercisable, each into one common share. Refer to Note 14 for further details.